T. ROWE PRICE Real Assets Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.3%
COMMODITY INDUSTRIALS 0.2%
Industrial Machinery 0.1%
IMI (GBP)  324,486 5,965
5,965
Metal & Glass Containers 0.1%
Gores Holdings V SPAC/ Ardagh Group PIPE (1)(2) 213,108 1,914
1,914
Total Commodity Industrials 7,879
CONSUMER DISCRETIONARY 0.7%
Auto Parts & Equipment 0.1%
Magna International  36,468 3,211
3,211
Hotels, Resorts, & Cruise Lines 0.5%
Hilton Worldwide Holdings (1) 43,841 5,301
Marriott International, Class A (1) 66,112 9,792
Whitbread (GBP) (1) 110,898 5,235
20,328
Tires & Rubber 0.1%
Bridgestone (JPY)  68,300 2,777
2,777
Total Consumer Discretionary 26,316
CONSUMER STAPLES 0.3%
Agricultural Products 0.2%
Darling Ingredients (1) 138,100 10,161
10,161
Packaged Foods & Meat 0.1%
Sanderson Farms  29,995 4,673
4,673
Total Consumer Staples 14,834
ENERGY 6.7%
Integrated Oil & Gas 2.5%
Chevron (3) 223,140 23,383
Equinor (NOK)  1,093,540 21,346
Galp Energia (EUR)  1,803,493 20,906
TOTAL (EUR)  949,388 44,260
109,895

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Oil & Gas Equipment & Services 0.7%
Cactus, Class A  202,249 6,193
ChampionX  (1) 306,858 6,668
Enerflex (CAD)  683,824 4,413
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(4)(5)(6) 2,530,088 1,670
Halliburton  208,069 4,465
Liberty Oilfield Services, Class A  260,603 2,942
Tenaris (EUR)  573,359 6,484
32,835
Oil & Gas Exploration & Production 3.0%
Aker BP (NOK)  309,402 8,777
ConocoPhillips  670,923 35,539
Devon Energy  534,917 11,688
EOG Resources (3) 347,895 25,233
Hess  124,715 8,825
Lundin Energy (SEK)  345,059 10,853
Magnolia Oil & Gas, Class A (1) 489,055 5,614
Parex Resources (CAD) (1) 297,546 5,306
Pioneer Natural Resources (3) 119,007 18,900
130,735
Oil & Gas Storage & Transportation 0.5%
Enbridge  166,306 6,054
TC Energy  282,850 12,940
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $112 (1)(4)(5) 37 206
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $2,704 (1)(4)(5) 759 4,224
23,424
Total Energy 296,889
FINANCIALS 0.1%
Asset Management & Custody Banks 0.1%
Bluescape Opportunities Acquisition (1) 225,036 2,399
Total Financials 2,399
INDUSTRIALS & BUSINESS SERVICES 5.2%
Aerospace & Defense 0.3%
BWX Technologies  45,395 2,993
Lockheed Martin  7,867 2,907
Northrop Grumman  8,958 2,899
Safran (EUR) (1) 19,618 2,669
11,468

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Agricultural & Farm Machinery 0.9%
AGCO  66,669 9,577
Deere  38,704 14,481
Lindsay  47,800 7,964
Toro  62,101 6,405
38,427
Construction & Engineering 0.1%
Valmont Industries  27,100 6,441
6,441
Construction Machinery & Heavy Trucks 1.0%
Alamo Group  38,100 5,949
Bucher Industries (CHF)  11,594 5,908
Caterpillar  67,280 15,600
Epiroc , Class B (SEK)  563,156 11,731
Metso Outotec (EUR)  561,680 6,263
45,451
Diversified Support Services 0.1%
Copart  (1) 22,746 2,470
2,470
Electrical Components & Equipment 1.0%
Array Technologies (1) 266,248 7,940
Emerson Electric  53,100 4,791
Hubbell  41,200 7,700
Legrand (EUR)  65,710 6,105
Rockwell Automation  10,727 2,847
Schneider Electric (EUR)  60,356 9,194
Shoals Technologies Group, Class A (1) 153,990 5,356
43,933
Human Resource & Employment Services 0.1%
Recruit Holdings (JPY)  58,700 2,882
2,882
Industrial Conglomerates 0.1%
3M  15,134 2,916
Roper Technologies  6,854 2,764
5,680
Industrial Machinery 1.0%
Aalberts (EUR)  96,402 4,876
Atlas Copco, B Shares (SEK)  125,544 6,543
Kadant 31,202 5,773
Sandvik (SEK) (1) 247,583 6,774
Timken  76,800 6,234

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Weir Group (GBP) (1) 419,755 10,288
40,488
Railroads 0.1%
Union Pacific  12,696 2,798
2,798
Research & Consulting Services 0.3%
ALS (AUD)  581,779 4,302
CoStar Group (1) 3,019 2,481
Leidos Holdings  25,914 2,495
Verisk Analytics  18,916 3,342
12,620
Trading Companies & Distributors 0.1%
Toromont Industries (CAD)  61,677 4,721
4,721
Trucking 0.1%
Knight-Swift Transportation Holdings  61,033 2,935
Old Dominion Freight Line  12,519 3,010
5,945
Total Industrials & Business Services 223,324
INFORMATION TECHNOLOGY 0.6%
Internet Services & Infrastructure 0.1%
GDS Holdings, Class A (HKD) (1) 609,691 6,204
6,204
Semiconductor Equipment 0.4%
Entegris 105,734 11,821
SUMCO (JPY)  291,600 6,683
18,504
Semiconductors 0.1%
Infineon Technologies (EUR)  60,784 2,586
2,586
Total Information Technology 27,294
MATERIALS 39.8%
Aluminum 0.6%
Hindalco Industries (INR)  1,386,755 6,224
Norsk Hydro (NOK)  2,948,962 18,941
Press Metal Aluminium Holdings (MYR)  1,292,400 3,091
28,256
Commodity Chemicals 0.2%
Westlake Chemical  119,135 10,578
10,578

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Construction Materials 0.1%
Imerys (EUR)  116,269 5,655
5,655
Copper 2.8%
Antofagasta (GBP)  244,096 5,686
ERO Copper (CAD) (1) 584,993 10,069
First Quantum Minerals (CAD)  516,994 9,853
Freeport-McMoRan (1) 1,281,490 42,199
Jiangxi Copper, Class H (HKD)  1,313,000 2,521
KGHM Polska Miedz (PLN) (1) 107,329 5,157
Lundin Mining (CAD)  1,859,254 19,130
OZ Minerals (AUD)  598,203 10,434
Southern Copper  297,929 20,220
125,269
Diversified Chemicals 0.2%
Huntsman  267,379 7,708
7,708
Diversified Metals & Mining 11.1%
African Rainbow Minerals (ZAR)  100,212 1,882
Anglo American (GBP)  1,064,748 41,704
BHP Group (AUD)  5,518,459 191,432
Boliden (SEK)  1,275,376 47,321
China Molybdenum, Class H (HKD)  4,245,000 2,592
Glencore (GBP) (1) 8,673,267 34,055
Grupo Mexico, Series B (MXN)  2,692,688 14,194
IGO (AUD)  2,444,363 11,722
Korea Zinc (KRW)  7,047 2,552
MMC Norilsk Nickel (RUB)  55,892 17,542
Rio Tinto (GBP)  1,181,746 90,153
South32 (AUD)  5,962,890 12,797
Sumitomo Metal Mining (JPY)  176,400 7,644
Teck Resources, Class B  409,674 7,857
Vedanta (INR)  1,634,137 5,134
488,581
Fertilizers & Agricultural Chemicals 0.2%
CF Industries Holdings  172,640 7,834
7,834
Forest Products 0.3%
Svenska Cellulosa , Class B (SEK) (1) 457,813 8,103
West Fraser Timber (CAD)  76,933 5,535
13,638

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Gold 8.7%
Agnico Eagle Mines (CAD)  313,054 18,098
Alamos Gold, Class A (CAD)  175,031 1,368
Aneka Tambang (IDR)  3,755,500 586
AngloGold Ashanti (ZAR)  539,641 11,746
B2Gold (CAD)  1,264,450 5,443
Barrick Gold (CAD)  2,303,043 45,687
Centamin (GBP)  516,167 740
Centerra Gold (CAD)  98,615 873
Chalice Mining (AUD) (1) 124,040 491
Cia de Minas Buenaventura, ADR (1) 284,367 2,852
Coeur Mining (1) 108,842 983
De Grey Mining (AUD) (1) 398,348 299
Dundee Precious Metals (CAD)  64,563 394
Eldorado Gold (CAD) (1) 77,757 840
Endeavour Mining (CAD)  82,861 1,670
Equinox Gold (CAD) (1) 96,948 773
Evolution Mining (AUD)  2,100,631 6,544
Franco-Nevada (CAD)  333,470 41,791
Gold Fields (ZAR)  1,143,554 10,748
Gold Road Resources (AUD)  333,974 280
Greatland Gold (GBP) (1) 1,623,177 430
Harmony Gold Mining (ZAR) (1) 475,835 2,029
Harmony Gold Mining, ADR (1) 252,342 1,100
IAMGOLD (CAD) (1) 211,410 629
Kinross Gold (CAD)  1,628,742 10,848
Kirkland Lake Gold (CAD)  615,183 20,775
New Gold (CAD) (1) 286,696 443
Newcrest Mining (AUD)  1,056,825 19,966
Newmont  1,040,266 62,697
Northern Star Resources (AUD)  3,244,242 23,500
Novagold Resources (CAD) (1) 110,238 961
OceanaGold (CAD) (1) 310,574 462
Orla Mining (CAD) (1) 60,875 227
Osisko Gold Royalties (CAD)  55,544 612
Osisko Mining (CAD) (1) 270,757 633
Perseus Mining (AUD) (1) 6,869,835 5,616
Petropavlovsk (GBP) (1) 1,143,844 376
Polymetal International (RUB)  310,607 6,093
Polyus (RUB)  44,192 8,177
Pretium Resources (CAD) (1) 83,375 865
Ramelius Resources (AUD)  342,963 386
Regis Resources (AUD)  226,986 502
Royal Gold  29,217 3,144
Sabina Gold & Silver (CAD) (1) 137,616 198

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Sandstorm Gold (CAD) (1) 85,450 580
Seabridge Gold (CAD) (1) 24,002 388
Shandong Gold Mining, Class A (CNH)  262,230 856
Shandong Gold Mining, Class H (HKD)  795,250 1,500
Silver Lake Resources (AUD) (1) 4,383,667 5,001
SSR Mining (CAD)  283,485 4,054
St. Barbara (AUD)  314,152 471
Torex Gold Resources (CAD) (1) 38,250 483
Wesdome Gold Mines (CAD) (1) 1,225,480 8,133
Westgold Resources (AUD) (1) 167,505 255
Wheaton Precious Metals (CAD)  580,787 22,183
Yamana Gold (CAD)  1,231,586 5,351
Zhaojin Mining Industry, Class H (HKD)  465,500 426
Zijin Mining Group, Class H (HKD)  9,346,000 11,558
384,114
Industrial Gases 1.6%
Air Liquide (EUR)  76,871 12,551
Air Products & Chemicals  65,143 18,327
Air Water (JPY)  201,000 3,526
Linde  133,114 37,291
71,695
Metal & Glass Containers 0.4%
Ball  123,081 10,430
Crown Holdings  60,400 5,861
Vidrala (EUR)  24,761 2,724
19,015
Paper Packaging 1.9%
Avery Dennison  66,296 12,175
DS Smith (GBP)  1,571,417 8,830
Graphic Packaging Holding  345,186 6,269
International Paper  345,047 18,657
Mayr Melnhof Karton (EUR)  22,532 4,634
Packaging Corp. of America  176,021 23,671
Westrock 179,828 9,360
83,596
Paper Products 0.9%
Mondi (GBP)  715,142 18,231
Stora Enso, R Shares (EUR)  374,152 6,980
UPM- Kymmene (EUR)  443,676 15,945
41,156
Precious Metals & Minerals 2.0%
Alrosa (RUB)  4,801,440 6,720
Anglo American Platinum (ZAR)  100,349 14,636

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Asahi Holdings (JPY)  66,600 1,279
Eurasia Mining (GBP) (1) 1,670,798 689
Fresnillo (GBP)  347,935 4,144
Impala Platinum Holdings (ZAR)  1,486,564 27,444
Industrias Penoles (MXN) (1) 260,157 3,358
Northam Platinum (ZAR) (1) 663,584 11,529
Sibanye Stillwater (ZAR)  3,832,265 17,060
SilverCrest Metals (CAD) (1) 102,195 828
87,687
Silver 0.1%
Pan American Silver (CAD)  195,054 5,851
5,851
Specialty Chemicals 3.0%
Akzo Nobel (EUR)  111,792 12,481
Atotech  (1) 399,199 8,084
Borregaard (NOK)  307,886 6,706
Celanese  39,416 5,905
Covestro (EUR)  111,876 7,527
Croda International (GBP)  105,191 9,204
Koninklijke DSM (EUR)  71,152 12,029
PPG Industries  93,164 13,999
Quaker Chemical  38,973 9,500
RPM International  164,682 15,126
Sherwin-Williams  34,521 25,477
Shin-Etsu Chemical (JPY)  44,600 7,555
133,593
Steel 5.7%
ArcelorMittal (EUR) (1) 666,474 19,182
BlueScope Steel (AUD)  467,039 6,892
China Steel (TWD)  11,160,000 10,153
Cia Siderurgica Nacional (BRL)  655,700 4,395
Eregli Demir ve Celik Fabrikalari (TRY)  1,327,405 2,458
Evraz (GBP)  389,782 3,104
Fortescue Metals Group (AUD)  1,297,200 19,770
Hitachi Metals (JPY)  199,000 3,285
Hyundai Steel (KRW)  81,885 3,494
Inner Mongolia BaoTou Steel Union, Class A (CNH) (1) 10,161,300 2,421
JFE Holdings (JPY)  456,700 5,635
JSW Steel (INR)  807,098 5,212
Kumba Iron Ore (ZAR)  61,109 2,517
Nippon Steel (JPY)  750,700 12,813
Novolipetsk Steel (RUB)  1,126,340 3,599
Nucor  280,701 22,532
POSCO (KRW)  70,117 19,868

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Reliance Steel & Aluminum  182,930 27,858
Severstal PAO (RUB)  197,879 4,028
Steel Dynamics  161,005 8,173
Tata Steel (INR)  644,703 7,251
Vale (BRL)  2,886,584 50,017
voestalpine (EUR)  107,747 4,462
249,119
Total Materials 1,763,345
REAL ESTATE 38.1%
Diversified Real Estate Activities 1.7%
CapitaLand (SGD)  2,414,000 6,764
Hang Lung Properties (HKD)  2,525,000 6,591
Heiwa Real Estate (JPY)  183,400 5,738
Mitsui Fudosan (JPY)  1,096,200 24,988
Sun Hung Kai Properties (HKD)  1,800,000 27,255
Tokyo Tatemono (JPY)  359,100 5,475
76,811
Diversified Real Estate Investment Trusts 1.5%
Alexander & Baldwin, REIT  30,847 518
Essential Properties Realty Trust, REIT  121,676 2,778
Gecina (EUR)  39,989 5,505
PS Business Parks, REIT  164,796 25,474
STORE Capital, REIT  192,459 6,447
VEREIT, REIT  174,512 6,740
WP Carey, REIT  255,970 18,112
65,574
Health Care Real Estate Investment Trusts 2.7%
Healthcare Realty Trust, REIT  711,959 21,587
Healthcare Trust of America, Class A, REIT  575,565 15,874
Welltower , REIT  1,159,877 83,082
120,543
Hotel & Resort Real Estate Investment Trusts 2.1%
Apple Hospitality REIT, REIT  2,153,953 31,383
Hoshino Resorts REIT (JPY)  1,223 7,068
Host Hotels & Resorts, REIT  239,882 4,042
Pebblebrook Hotel Trust, REIT  1,102,547 26,781
Sunstone Hotel Investors, REIT  1,708,187 21,284
90,558
Industrial Real Estate Investment Trusts 5.4%
EastGroup Properties, REIT  149,520 21,423
Goodman Group (AUD)  850,796 11,748
Industrial & Infrastructure Fund Investment (JPY)  5,979 10,267

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Innovative Industrial Properties, REIT  4,576 824
Lexington Realty Trust, REIT  66,300 737
Mapletree Industrial Trust (SGD)  3,209,600 6,545
Mitsui Fudosan Logistics Park (JPY)  1,874 9,268
Prologis, REIT  1,006,082 106,645
Rexford Industrial Realty, REIT  501,769 25,289
Summit Industrial Income REIT (CAD)  1,349,547 15,314
Terreno Realty, REIT  532,895 30,785
238,845
Office Real Estate Investment Trusts 4.6%
Alexandria Real Estate Equities, REIT  344,080 56,532
Daiwa Office Investment (JPY)  840 5,920
Derwent London (GBP)  360,526 16,043
Douglas Emmett, REIT  1,069,024 33,567
Great Portland Estates (GBP)  1,286,068 12,051
Highwoods Properties, REIT  204,989 8,802
Inmobiliaria Colonial Socimi (EUR)  984,052 9,531
JBG SMITH Properties, REIT  317,284 10,086
Kilroy Realty, REIT  457,641 30,035
SL Green Realty, REIT  296,236 20,734
203,301
Real Estate Development 0.2%
Howard Hughes (1) 69,999 6,659
6,659
Real Estate Operating Companies 1.8%
China Resources Mixc Lifestyle Services (HKD) (1) 433,200 2,598
CTP (EUR) (1) 248,747 4,405
Deutsche Wohnen (EUR)  371,263 17,319
Fabege (SEK)  688,531 9,287
Grainger (GBP)  973,604 3,580
Hongkong Land Holdings  2,202,700 10,833
Kojamo (EUR)  639,222 12,522
PSP Swiss Property (CHF)  63,626 7,751
Shurgard Self Storage (EUR)  232,571 10,593
78,888
Residential Real Estate Investment Trusts 8.8%
American Campus Communities, REIT  690,562 29,811
Apartment Income REIT, REIT  432,246 18,483
AvalonBay Communities, REIT  315,902 58,287
Camden Property Trust, REIT  663,484 72,923
Canadian Apartment Properties REIT (CAD)  216,788 9,291
Equity LifeStyle Properties, REIT  869,762 55,352
Equity Residential, REIT  898,375 64,351
Essex Property Trust, REIT  198,249 53,892

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
Nippon Accommodations Fund (JPY)  1,358 7,968
UNITE Group (GBP) (1) 1,020,744 15,012
385,370
Retail Real Estate Investment Trusts 3.7%
Acadia Realty Trust, REIT  2,025,637 38,426
Agree Realty, REIT  10,635 716
Federal Realty Investment Trust, REIT  93,503 9,486
Frasers Centrepoint Trust (SGD)  3,927,800 7,200
Japan Metropolitan Fund Invest (JPY)  10,921 11,188
National Retail Properties, REIT  100,193 4,416
Realty Income, REIT  172,948 10,982
Regency Centers, REIT  636,862 36,116
Scentre Group (AUD)  6,563,956 14,133
Shaftesbury (GBP) (1) 639,225 5,653
Simon Property Group, REIT  204,947 23,317
Spirit Realty Capital, REIT  29,398 1,249
Urban Edge Properties, REIT  110,500 1,826
164,708
Specialized Real Estate Investment Trusts 5.6%
Big Yellow Group (GBP)  268,567 4,126
CubeSmart , REIT  1,192,353 45,107
CyrusOne , REIT  184,584 12,500
Digital Realty Trust, REIT  155,534 21,905
EPR Properties, REIT  76,023 3,542
Equinix , REIT  138,160 93,892
PotlatchDeltic , REIT  15,297 810
Public Storage, REIT  197,763 48,800
Rayonier, REIT  222,647 7,180
Weyerhaeuser, REIT  197,222 7,021
244,883
Total Real Estate 1,676,140
UTILITIES 1.6%
Electric Utilities 0.8%
American Electric Power  74,800 6,336
Iberdrola (EUR)  374,698 4,836
IDACORP  44,500 4,449
NextEra Energy  97,524 7,374
Terna Rete Elettrica Nazionale (EUR)  679,602 5,132
Xcel Energy  98,166 6,529
34,656
Multi-Utilities 0.8%
Ameren  122,937 10,002
Dominion Energy  83,400 6,335

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
DTE Energy  53,000 7,056
Public Service Enterprise Group  64,800 3,902
WEC Energy Group  74,000 6,926
34,221
Total Utilities 68,877
Total Common Stocks (Cost $2,947,664) 4,107,297
CONVERTIBLE PREFERRED STOCKS 1.0%
CONSUMER STAPLES 0.1%
Agricultural Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(4)(5) 146,876 4,855
Total Consumer Staples 4,855
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $699 (1)(4)(5) 699,536 699
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $984 (1)(4)(5) 983,766 984
Total Industrials & Business Services 1,683
UTILITIES 0.9%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  316,636 15,712
Southern, Series A, 6.75%, 8/1/22  269,962 13,698
29,410
Multi-Utilities 0.2%
Sempra Energy, Series B, 6.75%, 7/15/21  77,941 8,030
8,030
Total Utilities 37,440
Total Convertible Preferred Stocks (Cost $37,735) 43,978
EQUITY MUTUAL FUNDS 3.5%
iShares Russell 1000 Value ETF  224,061 33,956
SPDR Dow Jones REIT ETF  99,129 9,385
SPDR S&P Homebuilders ETF  498,100 35,051
SPDR S&P Oil & Gas Exploration & Production ETF  794,695 64,641
VanEck Vectors Oil Services ETF  51,214 9,789
Total Equity Mutual Funds (Cost $123,148) 152,822

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.2%
MATERIALS 0.2%
Steel 0.2%
Bradespar (BRL) (7) 214,300 2,610
Gerdau (BRL) (7) 1,024,900 5,480
Total Materials 8,090
Total Preferred Stocks (Cost $6,516) 8,090
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 0.04% (8)(9) 73,415,598 73,416
73,416
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.07%, 12/30/21 (10) 5,250,000 5,248
5,248
Total Short-Term Investments (Cost $78,663) 78,664
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Invesco QQQ Trust,
Series 1, Call, 4/16/21
@ $347.00 (1) 4,464 142,460 72
Morgan Stanley
iShares U.S. Real
Estate ETF, Call,
4/16/21 @ $93.00 (1) 14,729 135,418 854
Total Options Purchased (Cost $2,201) 926
Total Investments in Securities 99.8%
(Cost $3,195,927) $ 4,391,777
Other Assets Less Liabilities 0.2% 7,810
Net Assets 100.0% $ 4,399,587
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Real Assets Fund

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(2) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $2,131 and was valued at $1,914 (0.0% of net assets).
(3) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $12,638 and represents 0.3% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) Seven-day yield
(9) Affiliated Companies
(10) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble

T. ROWE PRICE Real Assets Fund

.
.
.
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.
.
.
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.
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SEK Swedish Krona
SGD Singapore Dollar
SPAC Special Purpose Acquisition Company
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Chevron, Call, 9/17/21 @
$120.00 114 1,195 (32)
JPMorgan Chase
EOG Resources, Call,
7/16/21 @ $90.00 175 1,269 (43)
JPMorgan Chase
Pioneer Natural Resources,
Call, 6/18/21 @ $175.00 60 953 (39)
Total Options Written (Premiums $(181)) $ (114)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/15/21 GBP 39,203 USD 54,495 $ (447)
Canadian Imperial Bank
of Commerce 4/15/21 CAD 68,821 USD 54,412 353
Morgan Stanley 4/15/21 JPY 7,088,225 USD 65,097 (1,070)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,164)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 84 ASX SPI 200 Index contracts 6/21 10,792 $ 45
Long, 125 S&P/TSX 60 Index contracts 6/21 22,104 6
Long, 406 Xae Energy Index contracts 6/21 20,653 (1,612)
Net payments (receipts) of variation margin to date 1,450
Variation margin receivable (payable) on open futures contracts $ (111)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve
Fund, 0.04% $ 6,641  ¤  ¤ $ 73,416^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $73,416.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Real Assets Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Real Assets Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F176-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,198,256 $ 1,902,941 $ 6,100 $ 4,107,297
Convertible Preferred Stocks — 37,440 6,538 43,978
Equity Mutual Funds 152,822 — — 152,822
Preferred Stocks — 8,090 — 8,090
Short-Term Investments 73,416 5,248 — 78,664
Options Purchased — 926 — 926
Total Securities 2,424,494 1,954,645 12,638 4,391,777
Forward Currency Exchange
Contracts — 353 — 353
Futures Contracts* 51 — — 51
Total $ 2,424,545 $ 1,954,998 $ 12,638 $ 4,392,181
Liabilities
Options Written $ — $ 114 $ — $ 114
Forward Currency Exchange
Contracts — 1,517 — 1,517
Futures Contracts* 1,612 — — 1,612
Total $ 1,612 $ 1,631 $ — $ 3,243
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.